Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of Undiscounted Minimum Lease Payments Receivables
At December 31, 2020, the undiscounted minimum lease payments receivables by the Group in future periods under operating leases with its tenants are as follows:

	2019	2020
Within one year	2,373,333	1,020,952
One to two years	2,238,413	132,885

Two to three years	—	9,524
Total	4,611,746	1,163,361